Income Taxes - Reconciliation of the Total Estimated Liability Associated With Uncertain Tax Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Income Taxes
Liability, beginning of year	$ 5,531	$ 6,153
Gross increases - current period	1,430	1,476
Lapsing due to statutes of limitations	(942)	(2,098)
Liability, end of year	$ 6,019	$ 5,531